Management of Financial Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Basic Office Lease	$ 235	$ 321
Total	235	321
After 5 Years [Member]
Statement [Line Items]
Basic Office Lease	0	0
Total	0	0
Less than 1 Year [Member]
Statement [Line Items]
Total	87	86
Basic Office Lease	87	86
1 - 3 Years [Member]
Statement [Line Items]
Total	148	175
Basic Office Lease	148	175
3 - 5 Years [Member]
Statement [Line Items]
Total	0	60
Basic Office Lease	$ 0	$ 60